11. Repurchase Agreements	12 Months Ended
Dec. 31, 2015
Securities Sold under Agreements to Repurchase [Abstract]
Note 11. Repurchase Agreements

Securities sold under agreements to repurchase amounted to $22,073,238 and $28,542,961 as of December 31, 2015 and 2014, respectively.  These agreements were collateralized by U.S. GSE securities and Agency MBS securities with a book value of $23,566,180 and a fair value of $23,496,927 at December 31, 2015 and by U.S. GSE securities, U.S. Treasury notes and Agency MBS securities with a book value of $32,958,173 and a fair value of $32,946,894 at December 31, 2014.

The average daily balance of these repurchase agreements was $24,332,366 and $25,263,130 during 2015 and 2014, respectively.  The maximum borrowings outstanding on these agreements at any month-end reporting period of the Company were $28,229,636 and $28,542,961 during 2015 and 2014, respectively.  These repurchase agreements mature daily and carried a weighted average interest rate of 0.29% during 2015 and 0.25% during 2014.